UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13 F

Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment	[  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Discretionary Management Service, LLC    801-68693
Address:		6320 Lamar Avenue
		Suite 100
Overland Park, KS 66202

Form 13 F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert J. Duwa
Title:	President
Phone:	913/981-1345

Signature, Place, and Date of Signing:


Robert J. Duwa	Overland Park, KS	May 14, 2009
(Signature)		(City, State)		(Date)

Report Type (Check only one.):

[X] 	13 F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.

[   ]	13 F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13 F COMINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	NONE


Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13 F Information Table Entry Total:		5

Form 13 F Information Table Value Total:		$64790

	(thousands)

List of Other Included Managers:			NONE
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FORM 13 F INFORMATION TABLE




Column 1
Column 2
Column 3
Column 4
 <<<<<<<<Column 5>>>>>>>
Column 6
Column 7

 <<<<<<<<<<Column
8>>>>>>>>>>

TITLE


SHARES
SHS/   PUT
TABLE OF





0F

VALUE
OR
OR
INVESTMENT
OTHER

VOTING
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRINCIPLE
PRN  CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
SPDR's S&P 500 ETF
EQUITIES
78462F10
29,483
368,085
Shares
Sole
None
368,085
0
0
iShares Russell 2000 Index
EQUITIES
46428765
15,663
372,485
Shares
Sole
None
372,485
0
0
iShares MSCI EAFE Index
EQUITIES
46428746
16,088
427,995
Shares
Sole
None
427,995
0
0
Vanguard Emerging
Markets ETF
EQUITIES
92204285
3,334
141,510
Shares
Sole
None
141,510
0
0
iShares Russell 2000
Growth Index
EQUITIES
46428764
221
4,810
Shares
Sole
None
4,810
0
0
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